Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025
Clinical trial	$248	$260
Interest expenses	343	320
Professional service fees	433	295
Payroll	145	137
Other	34	32
Total accrued expenses	$1,203	$1,044
Accrued government subsidy repayment obligations (Note 18)	$2,878	$3,004
Repayment of government subsidies (Note 18)	413	437
Other	1	8
Total other current liabilities	$3,292	$3,449